Structured entities (Tables)	12 Months Ended
Dec. 31, 2019
Structured entities
Schedule of analyses the asset categories of own-asset securitisations transferred assets continue to be recorded on RBS's balance sheet

	2019				2018
		Debt securities in issue				Debt securities in issue
		Held by third	Held by			Held by third	Held by
Asset type	Assets	parties	RBS (1)	Total	Assets	parties	RBS (1)	Total
	£m	£m	£m	£m	£m	£m	£m	£m

Mortgages - RoI	2,221	468	1,917	2,385	2,817	778	2,239	3,017
Cash deposits	156	—	—	—	221
	2,377				3,038

Note:

(1)	Debt securities retained by RBS may be pledged with central banks.

Schedule of RBS's interest in unconsolidated structured entities

	2019			2018
	Asset backed	Investment		Asset backed	Investment
	securitisation	funds		securitisation	funds
	vehicles	and other	Total	vehicles	and other	Total
	£m	£m	£m	£m	£m	£m
Trading assets and derivatives
Trading assets	760	52	812	621	148	769
Derivative assets	196	24	220	200	47	247
Derivative liabilities	(154)	(4)	(158)	(156)	(49)	(205)
Total	802	72	874	665	146	811

Non trading assets
Loans to customers	1,544	636	2,180	1,972	536	2,508
Other financial assets	5,373	107	5,480	4,521	—	4,521
Total	6,917	743	7,660	6,493	536	7,029

Liquidity facilities/loan commitments	1,619	297	1,916	2,138	213	2,351
Guarantees	—	—	—	3	10	13

Maximum exposure	9,338	1,112	10,450	9,299	905	10,204